Operating Assets and Liabilities - Deferred Revenue (Details) $ in Millions		1 Months Ended		12 Months Ended
	Jun. 10, 2020	Jul. 31, 2020 DKK (kr)	Jul. 31, 2020 USD ($)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized during the year				kr (8,482,000,000)	kr (10,111,000,000)	kr (5,366,000,000)
Upfront payment recognized				8,482,000,000	10,111,000,000	kr 5,366,000,000
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue at January 1				513,000,000
Payment received					4,911,000,000
Revenue recognized during the year				(245,000,000)	(4,398,000,000)
Total at December 31				513,000,000	513,000,000
Non-current deferred revenue				487,000,000	487,000,000
Current deferred revenue				26,000,000	26,000,000
Deferred Revenue Recognized				0	0
Total at December 31				513,000,000	513,000,000
Upfront payment		kr 4,911,000,000	$ 750
Upfront payment recognized				0	4,398,000,000
Revenue from performance obligations satisfied or partially satisfied in previous periods				kr 0	kr 0
Performance Obligation Revenue Recognition Period	7 years			7 years